AMOUNTS COMMITTED ON ASSETS’ ACQUISITION - Additional Information (Details) - USD ($) $ in Thousands	Oct. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Deferred consideration current liabilities		$ 17,092
Contingent consideration		1,317	$ 0
Freebets.com
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 1,300
Deferred consideration			$ 18,811
Freebets.com | Threshold | Contingent consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, contingent consideration		0.70
Freebets.com | Target revenue | Contingent consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, contingent consideration		0.04
Freebets.com | Revenue volatility | Contingent consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, contingent consideration		0.2760
Freebets.com | Market price | Contingent consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, contingent consideration		0.0910
Freebets.com | Discount rate | Contingent consideration
Disclosure of detailed information about business combination [line items]
Significant unobservable input, contingent consideration		0.1104
Freebets.com | Tranche Two | Major Business Combination
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 10,000
Freebets.com | Tranche One
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 20,000
Freebets.com | Minimum
Disclosure of detailed information about business combination [line items]
Outstanding consideration obligation		$ 0
Contingent consideration, revenue target, as a percent		75.00%
Freebets.com | Maximum
Disclosure of detailed information about business combination [line items]
Outstanding consideration obligation		$ 5,000
Contingent consideration, revenue target, as a percent		100.00%